UMB FUND SERVICES INC

235 W Galena Street

Milwaukee, Wisconsin 53212

(414) 299-2000

October 27, 2020

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

RE:	Bluestone Community Development Fund (Registration Nos. 333-190432; 811-22875)

Ladies and Gentlemen:

In lieu of filing the form of Prospectus and Statement of Additional Information for the Bluestone Community Development Fund (the “Fund”), pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), we are hereby providing you with notice in accordance with Rule 497(j) under the Securities Act that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) of the Securities Act would not have differed from the form of Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 13 to the Fund’s Registration Statement on Form N-2. Post-Effective Amendment No. 13 was filed electronically via EDGAR on October 22, 2020.

If you have any questions regarding this letter, please do not hesitate to call me.

Very truly yours,

/s/Terry Gallagher
Terry Gallagher
Executive Vice President, Director of Mutual Fund Accounting and Administration